Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Trade and other receivables

15Trade and other receivables

	December 31,	December 31,
	2022	2021
	£ 000	£ 000
Government receivables	10,905	5,415
Prepayments	7,169	6,571
Other receivables	790	672
	18,864	12,658

Included within Government receivables is £7,212 thousand for the R&D tax credit receivable (December 31, 2021: £2,716 thousand). The fair value of trade and other receivables classified as financial instruments are disclosed in note 25 Financial instruments. Expected credit losses were not significant in 2022 or 2021. The Group’s exposure to credit and market risks, including impairments and allowances for credit losses, relating to trade and other receivables is disclosed in note 26 Financial risk management and impairment of financial assets.